Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended				12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Portfolio shares	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Goodwill	$ 464,264,000	$ 464,566,000		$ 10,068,000	$ 464,566,000	$ 10,068,000
Number of portfolio | Portfolio					1
Revenue practical expedient financing component [true false]					true
Revenue practical Expedient incremental cost of obtaining contract [true false]					true
Goodwill impairment loss					$ 0
Unrecognized Tax Benefits		0		$ 0	0	$ 0
Total future estimated gross annual lease payments	$ 200,539,000	$ 106,652,000			$ 106,652,000
ASU 2016-02
Summary of Significant Accounting Policies [Line Items]
Total future estimated gross annual lease payments							$ 100,000,000
Percentage of increase in total assets and total liabilities		12.00%			12.00%
Change in Accounting Principle, Accounting Standards Update, Adopted	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect	true
ASU 2016-13
Summary of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date							Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect	true
DFHT
Summary of Significant Accounting Policies [Line Items]
Goodwill		$ 0			$ 0
Other intangible assets	$ 0	$ 0			$ 0
Public Warrants
Summary of Significant Accounting Policies [Line Items]
Number of warrants issued | shares					2,875,000
Private Placement Warrants
Summary of Significant Accounting Policies [Line Items]
Number of warrants issued | shares					2,916,667
Class A Common Stock | IMC Parent and CareMax Sellers
Summary of Significant Accounting Policies [Line Items]
Business combination, contingent consideration, number of shares issued | shares					6,400,000
Anthem | Credit Concentration Risk | Accounts Receivable
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percentage)	24.00%				27.00%	100.00%
Anthem | Customer Concentration Risk | Revenue
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percentage)	35.00%	35.00%	86.00%	93.00%	48.00%	96.00%
Humana | Credit Concentration Risk | Accounts Receivable
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percentage)	16.00%				12.00%
Humana | Customer Concentration Risk | Revenue
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percentage)	17.00%		11.00%
Centene | Credit Concentration Risk | Accounts Receivable
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percentage)	26.00%				23.00%
Centene | Customer Concentration Risk | Revenue
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percentage)	16.00%		0.00%